Discontinued Operations - Operating Results for Retail Electric and Natural Gas Supply Businesses (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of income taxes	$ 8	$ 25	$ 16	$ 18	$ (4)	$ 9	$ 15	$ 15	$ 67	$ 35	$ (59)
Discontinued Operations [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue									415	954	1,597
Income from operations of discontinued operations									44	3	33
Income Tax expense									18	1	13
Income (loss) from discontinued operations, net of income taxes									$ 26	$ 2	$ 20